SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES (Details) £ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 04, 2022 USD ($)	Jul. 07, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Goodwill	$ (31,677,406)	$ (31,688,887)						$ (1,320,100)	$ (1,209,953)
Education angels [member]
IfrsStatementLineItems [Line Items]
Value of shares						$ 1,918,700
Less: acquired cash						(26,940)
Purchase price, net of acquired cash						1,891,760
Prepaid expenses and other current assets						(113,413)
Fixed assets						(69,637)
Intangible assets						(1,640,000)
Accounts payable, accrued expenses and other liabilities						804,842
Deferred tax liability						549,718
Goodwill						1,423,270
Property investors network [member]
IfrsStatementLineItems [Line Items]
Value of shares						17,017,000
Less: acquired cash						(347,952)
Purchase price, net of acquired cash						29,307,048
Prepaid expenses and other current assets						(6,111,957)
Fixed assets						(24,994)
Intangible assets						(4,980,000)
Accounts payable, accrued expenses and other liabilities						2,833,718
Deferred tax liability						1,171,555
Goodwill						21,734,121
Cash						1,837,000
Top-up share options						701,000
Top-up share options						10,100,000	£ 10.2
Total purchase price						29,655,000
Accounts receivable						(461,249)
E square [member]
IfrsStatementLineItems [Line Items]
Value of shares					$ 2,692,000	2,692,000
Less: acquired cash						(262,518)
Purchase price, net of acquired cash					3,845,000	3,582,482
Prepaid expenses and other current assets						(31,242)
Fixed assets						(272,348)
Intangible assets						(100,000)
Accounts payable, accrued expenses and other liabilities						722,275
Deferred tax liability						37,838
Goodwill						3,760,924
Cash					$ 403,000	403,000
Top-up share options						451,000
Total purchase price						3,845,000
Accounts receivable						(178,081)
Deferred payment						$ 299,000
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Value of shares				$ 6,470,000
Less: acquired cash				(1,620,734)
Purchase price, net of acquired cash				12,866,266
Prepaid expenses and other current assets				(492,404)
Fixed assets				(1,051,934)
Accounts payable, accrued expenses and other liabilities				1,935,533
Goodwill				10,174,872
Cash				7,000,000
Top-up share options				1,017,000
Top-up share options				1,017,000
Total purchase price				14,487,000
Accounts receivable				$ (3,082,589)
Revealed films [member]
IfrsStatementLineItems [Line Items]
Value of shares			$ 7,000,000
Less: acquired cash			(145,532)
Purchase price, net of acquired cash			20,234,865
Prepaid expenses and other current assets			(745,521)
Intangible assets			(8,884,000)
Accounts payable, accrued expenses and other liabilities			1,660,727
Deferred tax liability			2,202,088
Goodwill			13,306,545
Cash			1,000,000
Top-up share options			10,380,397
Total purchase price			20,380,397
Accounts receivable			(152,920)
Deferred payment			2,000,000
Goodwill			$ (1,008,694)